File No. 333-82876
811-21035

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [_]

Post-Effective Amendment No. 24 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 24 [X]

(Check appropriate box or boxes.)

CitizensSelect Funds (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

____	immediately upon filing pursuant to paragraph (b)
____	on (date) pursuant to paragraph (b)
_X_	60 days after filing pursuant to paragraph (a)(1)
____	on (date) pursuant to paragraph (a)(1)
____	75 days after filing pursuant to paragraph (a)(2)
____	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion, dated June 2, 2016

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Dreyfus Institutional Preferred Treasury
Securities Money Market Fund
Prospectus August [1], 2016	Hamilton Shares

Ticker	CEAXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Summary
Fund Summary	1

Fund Details
Goal and Approach	4
Investment Risks	4
Management	5

Shareholder Guide
Buying and Selling Shares	6
General Policies	7
Distributions and Taxes	8
Services for Fund Investors	8
Financial Highlights	10

For More Information
See back cover.
The fund is designed for institutional investors. Shares of the fund may not be purchased directly by individuals.  See "Buying and Selling Shares" for more information.

Fund Summary
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.10
Other expenses (including administrative services fees)	[_]
Total annual fund operating expenses	[_]
Fee waiver and/or expense reimbursement*	([_])
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[_]
* The fund's investment adviser, The Dreyfus Corporation, has agreed in its investment management agreement with the fund to:  (1) pay all of the fund's expenses, except management fees, fees pursuant to any omnibus account services agreement or distribution or administrative services plan adopted by the fund and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of [_]% for the past fiscal year of the fund).  These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[_]	$[_]	$[_]	$[_]
Principal Investment Strategy
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00.  The fund is a "government money market fund."  As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.  To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities.
Principal Risks
An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk.  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

•
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows changes in the performance of the fund's Hamilton shares from year to year.  The table shows the average annual total returns of the fund's Hamilton shares over time.  The fund's past performance is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at www.dreyfus.com.
Year-by-Year Total Returns as of 12/31 each year (%)
4.54%	1.54%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[_]%	Best Quarter Q4, 2006: 1.22% Worst Quarter Q4, 2014: 0.00%
'07	'08	'09	'10	'11	'12	'13	'14	'15	'16

The year-to-date total return of the fund's Hamilton shares as of June 30, 2016 was [_]%.

Average Annual Total Returns (as of 12/31/14)
1 Year	5 Years	10 Years
[_]%	[_]%	[_]%
Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Hamilton shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management
The fund's investment adviser is The Dreyfus Corporation.
Purchase and Sale of Fund Shares
The fund is designed for institutional investors.  In general, the fund's minimum initial investment is $500 million with no minimum subsequent investment, unless:  (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Dreyfus Institutional Preferred Funds, Cash Advantage Funds or Cash Management Funds; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds.  Certain types of accounts are eligible for lower minimum investments.  You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility.
Tax Information
Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
Fund Details
Goal and Approach
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. The fund is a "government money market fund." As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.
To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities.  These securities may include those with fixed or floating rates of interest.  U.S. Treasury securities are backed by the full faith and credit of the U.S. government.  The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.
In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.
Investment Risks
An investment in the fund is not a bank deposit.  An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.  You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time.  The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.  Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.  Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

•
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.  In addition, such guarantees do not extend to shares of the fund itself.

Management
The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.  Founded in 1947, Dreyfus manages approximately $238 billion in 163 mutual fund portfolios.  For the past fiscal year, Dreyfus voluntarily waived its fees and/or reimbursed expenses, as a result of which the fund did not pay Dreyfus a management fee during this period.  This arrangement may be discontinued at any time without notice.  A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended April 30, 2015.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets.  BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace.  BNY Mellon has $28.9 trillion in assets under custody and administration and $1.6 trillion in assets under management.  BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.  BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies.  Additional information is available at www.bnymellon.com.
The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success.  For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.  This approach is designed to provide each fund with a distinct, stable identity.
MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds.  Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.  Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services.  Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries.  Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments.  These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as "revenue sharing."  From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you.  Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.
Hamilton shares of the fund are subject to an annual administrative services plan fee of 0.05% paid to the fund's distributor and service agents for shareholder account service and maintenance expenses.
The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.  Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures.  The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.
Shareholder Guide
Buying and Selling Shares
The fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity.  Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.  Generally, each investor will be required to open a single master account with the fund for all purposes.  In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Hamilton shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.  The fund offers other classes of shares, which are described in separate prospectuses.  Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.
Your price for shares is the net asset value per share (NAV).
The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.  As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price.  The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share.
When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board.  The pricing service's procedures are reviewed under the general supervision of the board.
How to Buy Shares
You pay no sales charge to invest in shares of the fund.  The NAV is calculated at 5:00 p.m. on days the New York Stock Exchange or the transfer agent  is open for regular business.
Orders in proper form received by  5:00 p.m., and payments for which are received in Federal Funds or other immediately available funds by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and shares purchased will receive the dividend declared on that day.  Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in Federal Funds or other immediately available funds after 6:00 p.m. by the fund's transfer agent will be effective, and will begin to accrue dividends, on the following business day.
All times are Eastern time.
By Wire.  To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.
By Computer.  You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System.  Be sure to print a report of transactions for your records.  Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.
The minimum initial investment in Hamilton shares is $500 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges"; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds.
How to Sell Shares
You may sell (redeem) shares at any time.  Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.  Your order will be processed promptly and you will generally receive the proceeds within seven days.
If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.  If the request is received later that day, the shares will receive the dividend declared on that day, and the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day.
If the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.  The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period:  (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders.  For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
By Wire.  To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction.  Be sure the fund has your bank account information on file.  Proceeds will be wired to your bank.
By Computer.  You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions.  Be sure to print a report of transactions for your records.

General Policies
The fund and the fund's transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine.  You may be responsible for any fraudulent telephone or online order as long as the fund or the fund's transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.
Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes.  Investors value the ability to add and withdraw their funds quickly, without restriction.  For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares.  Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices.  However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance.  Accordingly, the fund reserves the right to reject any purchase or exchange request in whole or in part.  Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund.  If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.
The fund also reserves the right to:
•	reject any purchase or exchange request in whole or in part
•	change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions
•	change its minimum investment amount
•
"redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations.  Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Any securities distributed in kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.
The fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.
Escheatment
If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration.  The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold.  It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions.  The fund, the fund's transfer agent and Dreyfus and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.  The fund normally pays dividends monthly and capital gains distributions, if any, annually.  Fund dividends and capital gains distributions will be reinvested in the fund unless you instruct the fund otherwise.  There are no fees or sales charges on reinvestments.
Dividends and other distributions paid by the fund are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).
The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.
Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.  A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.
The tax status of your distributions will be detailed in your annual tax statement from the fund.  Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors
Fund Exchanges
An investor may purchase, in exchange for shares of the fund, provided the investor meets the eligibility requirements for investing in the new share class, any class of shares of:  (i) any Dreyfus Institutional Preferred fund, which currently includes Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Preferred Money Market Fund and Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the Institutional Preferred Funds); (ii) any Dreyfus Cash Management fund, which currently includes Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management (the Cash Management Funds); (iii) any Dreyfus Cash Advantage fund, which currently includes Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Treasury and Agency Cash Advantage Fund and Dreyfus Institutional Treasury Securities Cash Advantage Fund (the Cash Advantage Funds); or (iv) Dreyfus Ultra Short Income Fund.  For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Institutional Preferred Funds, Cash Advantage Funds and Cash Management Funds.  Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request.  If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day.  An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing.  Any new account established through an exchange will have the same privileges as the original account (as long as they are available).  There is currently no fee for exchanges.
Conversion Feature
Shares of one class of the fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class.  The fund reserves the right to refuse any conversion request.
Dreyfus Auto-Exchange Privilege
Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of the fund, shares of any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges," or in shares of certain funds in the Dreyfus Family of Funds, if the investor is a shareholder in such fund.  There is currently no fee for this privilege.
Account Statements
Every Dreyfus Fund investor automatically receives regular account statements.  Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Financial Highlights

These financial highlights describe the performance of the fund's Hamilton shares for the fiscal periods indicated.  "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.  These financial highlights have been derived from the fund's financial statements, which have been audited by [__________], an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

	Eleven Months Ended	Year Ended April 30,
Hamilton Shares	March 31, 2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	[_]	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net [b]	[_]	.000	.000	.000	.000
Distributions:
Dividends from investment income--net [b]	[_]	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	[_]	1.00	1.00	1.00	1.00
Total Return (%)[c]	[_][d]	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	[_][e]	.46	.48	.47	.47
Ratio of net expenses to average net assets	[_][e]	.03	.04	.09	.04
Ratio of net investment income to average net assets[c]	[_][e]	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	[_]	89,169	112,570	177,413	208,355
[a] The fund has changed its fiscal year end from April 30 to March 31 and Class A shares were redesignated as Hamilton shares.
[b] Amount represents less than $.001 per share.
[c] Amount represents less than .01%.
[d] Not annualized.
[e] Annualized.

For More Information
Dreyfus Institutional Preferred Treasury Securities Money Market Fund
A series of CitizensSelect Funds
 SEC file number:  811-21035
More information on this fund is available free upon request, including the following:
Annual/Semiannual Report
Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.  The fund's most recent annual and semiannual reports are available at www.dreyfus.com.
Statement of Additional Information (SAI)
Provides more details about the fund and its policies.  A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).  The SAI is incorporated by reference (and is legally considered part of this prospectus).
Portfolio Holdings
Dreyfus funds generally disclose, at www.dreyfus.com under Products and Performance, (1) complete portfolio holdings as of each month-end with a one month lag and as of each calendar quarter end with a 15-day lag; (2) top 10 holdings as of each month-end with a 10-day lag; and (3) from time to time, certain security-specific performance attribution data as of a month end, with a 10-day lag. From time to time a fund may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, on request. Dreyfus money market funds generally disclose, also at www.dreyfus.com under Products and Performance, their complete schedule of holdings daily. A fund's portfolio holdings and any security-specific performance attribution data will remain on the website at least until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.
A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.
To Obtain Information
By telephone.  Call your Dreyfus Investments Division representative or 1-800-346-3621
By mail.  Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
By E-mail.  Access Dreyfus Investments Division at www.dreyfus.com.  Investors can obtain product information and E-mail requests for information or literature.
On the Internet.  Certain fund documents can be viewed online or downloaded from:
SEC:  http://www.sec.gov
Dreyfus:  http://www.dreyfus.com
You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.
This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Subject to Completion, dated June 2, 2016

The information in this Prospectus is not complete and may be changed.  These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective.  The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Dreyfus Institutional Preferred Treasury
Securities Money Market Fund
Prospectus August [1], 2016

Class	Ticker
Institutional Shares	CEIXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Summary
Fund Summary	1

Fund Details
Goal and Approach	4
Investment Risks	4
Management	5

Shareholder Guide
Buying and Selling Shares	6
General Policies	7
Distributions and Taxes	8
Services for Fund Investors	8
Financial Highlights	10

For More Information
See back cover.
The fund is designed for institutional investors. Shares of the fund may not be purchased directly by individuals.  See "Buying and Selling Shares" for more information.

Fund Summary
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.10
Other expenses	[_]
Total annual fund operating expenses	[_]
Fee waiver and/or expense reimbursement*	([_])
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[_]
* The fund's investment adviser, The Dreyfus Corporation, has agreed in its investment management agreement with the fund to:  (1) pay all of the fund's expenses, except management fees, fees pursuant to any omnibus account services agreement or distribution or administrative services plan adopted by the fund and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of [_]% for the past fiscal year of the fund).  These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[_]	$[_]	$[_]	$[_]
Principal Investment Strategy
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. The fund is a "government money market fund." As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.  To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities.

Principal Risks
An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk.  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

•
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Hamilton shares from year to year. The table shows the average annual total returns of the fund's Hamilton shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future.  More recent performance information may be available at www.dreyfus.com.
Since the fund's Institutional shares are new, past performance information is not available for Institutional shares as of the date of this prospectus. Institutional shares would have had substantially similar annual returns as the fund's Hamilton shares, which are described in a separate prospectus, because each share class is invested in the same portfolio of securities and the annual returns would have differed only to the extent that the classes do not have the same expenses. The performance figures shown have not been adjusted to reflect differences in service and distribution fees; if such expenses had been reflected, the performance shown would have been lower.
Year-by-Year Total Returns as of 12/31 each year (%) Hamilton Shares
4.54%	1.54%	0.02%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[_]%	Best Quarter Q4, 2006: 1.22% Worst Quarter Q3, 2015: 0.00%
'07	'08	'09	'10	'11	'12	'13	'14	'15	'16

The year-to-date total return of the fund's Hamilton shares as of June 30, 2016 was [_]%.
Average Annual Total Returns as of 12/31/15
1 Year	5 Years	10 Years
[_]%	[_]%	[_]%

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's shares.  Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management
The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares
The fund is designed for institutional investors.  In general, the fund's minimum initial investment is $1 billion with no minimum subsequent investment, unless:  (a) the investor has invested at least $1 billion in the aggregate among the fund and any of the Dreyfus Institutional Preferred Funds, Cash Advantage Funds or Cash Management Funds; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $1 billion in such funds.  Certain types of accounts are eligible for lower minimum investments.  You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility.

Tax Information
Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
Fund Details

Goal and Approach
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. The fund is a "government money market fund." As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.
To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities.  These securities may include those with fixed or floating rates of interest.  U.S. Treasury securities are backed by the full faith and credit of the U.S. government.  The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.
In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks
An investment in the fund is not a bank deposit.  An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.  You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time.  The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.  The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk.  Prices of fixed-income securities tend to move inversely with changes in interest rates.  Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates.  A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar.  A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.  Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.

•
Liquidity risk.  When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value.  In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.  Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.  Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

•
U.S. Treasury securities risk.  A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.  Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.  In addition, such guarantees do not extend to shares of the fund itself.

Management
The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.  Founded in 1947, Dreyfus manages approximately $238 billion in 163 mutual fund portfolios.  For the past fiscal year, Dreyfus voluntarily waived its fees and/or reimbursed expenses, as a result of which the fund did not pay Dreyfus a management fee during this period. This arrangement may be discontinued at any time without notice. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended April 30, 2015.  Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets.  BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace.  BNY Mellon has $28.9 trillion in assets under custody and administration and $1.6 trillion in assets under management.  BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation.  BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies.  Additional information is available at www.bnymellon.com.
The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success.  For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.  This approach is designed to provide each fund with a distinct, stable identity.
MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds.  Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively.  Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services.  Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries.  Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments.  These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary.  Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs.  These payments sometimes are referred to as "revenue sharing."  From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations.  In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you.  Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.
The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.  Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures.  The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.
Shareholder Guide

Buying and Selling Shares
The fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity.  Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals.  Generally, each investor will be required to open a single master account with the fund for all purposes.  In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity.  An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services.  Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus.  The fund offers other classes of shares, which are described in separate prospectuses.  Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.
Your price for shares is the net asset value per share (NAV).
The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses.  As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price.  The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share.
When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board.  The pricing service's procedures are reviewed under the general supervision of the board.
How to Buy Shares
You pay no sales charge to invest in shares of the fund.  The NAV is calculated at 5:00 p.m. on days the New York Stock Exchange or the transfer agent  is open for regular business.
Orders in proper form received by  5:00 p.m., and payments for which are received in Federal Funds or other immediately available funds by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and shares purchased will receive the dividend declared on that day.  Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in Federal Funds or other immediately available funds after 6:00 p.m. by the fund's transfer agent will be effective, and will begin to accrue dividends, on the following business day.
All times are Eastern time.
By Wire.  To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.
By Computer.  You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System.  Be sure to print a report of transactions for your records.  Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.
The minimum initial investment in Institutional shares is $1 billion, with no minimum subsequent investment, unless:  (a) the investor has invested at least $1 billion in the aggregate among the fund and any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges"; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $1 billion in such funds.
How to Sell Shares
You may sell (redeem) shares at any time.  Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity.  Your order will be processed promptly and you will generally receive the proceeds within seven days.
If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day.  If the request is received later that day, the shares will receive the dividend declared on that day, and the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day.
If the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days.  The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period:  (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders.  For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
By Wire.  To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction.  Be sure the fund has your bank account information on file.  Proceeds will be wired to your bank.
By Computer.  You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions.  Be sure to print a report of transactions for your records.

General Policies
The fund and the fund's transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine.  You may be responsible for any fraudulent telephone or online order as long as the fund or the fund's transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.
Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes.  Investors value the ability to add and withdraw their funds quickly, without restriction.  For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares.  Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices.  However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance.  Accordingly, the fund reserves the right to reject any purchase or exchange request in whole or in part.  Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund.  If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.
The fund also reserves the right to:
•	reject any purchase or exchange request in whole or in part
•	change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions
•	change its minimum investment amount
•
"redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations.  Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Any securities distributed in kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.
The fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.
Escheatment
If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration.  The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold.  It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions.  The fund, the fund's transfer agent and Dreyfus and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends.  The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions.  The fund normally pays dividends monthly and capital gains distributions, if any, annually.  Fund dividends and capital gains distributions will be reinvested in the fund unless you instruct the fund otherwise.  There are no fees or sales charges on reinvestments.
Dividends and other distributions paid by the fund are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).
The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.
Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.  A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.
The tax status of your distributions will be detailed in your annual tax statement from the fund.  Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors
Fund Exchanges
An investor may purchase, in exchange for shares of the fund, provided the investor meets the eligibility requirements for investing in the new share class, any class of shares of:  (i) any Dreyfus Institutional Preferred fund, which currently includes Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Preferred Money Market Fund and Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the Institutional Preferred Funds); (ii) any Dreyfus Cash Management fund, which currently includes Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management (the Cash Management Funds); (iii) any Dreyfus Cash Advantage fund, which currently includes Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Treasury and Agency Cash Advantage Fund and Dreyfus Institutional Treasury Securities Cash Advantage Fund (the Cash Advantage Funds); or (iv) Dreyfus Ultra Short Income Fund.  For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Institutional Preferred Funds, Cash Advantage Funds and Cash Management Funds.  Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request.  If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day.  An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing.  Any new account established through an exchange will have the same privileges as the original account (as long as they are available).  There is currently no fee for exchanges.
Conversion Feature
Shares of one class of the fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class.  The fund reserves the right to refuse any conversion request.
Dreyfus Auto-Exchange Privilege
Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of the fund, shares of any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges," or in shares of certain funds in the Dreyfus Family of Funds, if the investor is a shareholder in such fund.  There is currently no fee for this privilege.
Account Statements
Every Dreyfus Fund investor automatically receives regular account statements.  Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Financial Highlights

 These financial highlights describe the performance of the fund's Institutional shares for the fiscal periods indicated.  "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.  These financial highlights have been derived from the fund's financial statements, which have been audited by [__________], an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

Period Ended March 31,
Premier Shares	2016[a]
Per Share Data ($):
Net asset value, beginning of period	[_]
Investment Operations:
Investment income--net [b]	[_]
Distributions:
Dividends from investment income--net [b]	[_]
Net asset value, end of period	[_]
Total Return (%)	[_][c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	[_][d]
Ratio of net expenses to average net assets	[_][d]
Ratio of net investment income to average net assets	[_][d]
Net Assets, end of period ($ x 1,000)	[_]
[a] From March 1, 2016 (commencement of initial offering) to March 31, 2016.
[b] Amount represents less than $.001 per share.
[c] Not annualized.
[d] Annualized.

For More Information
Dreyfus Institutional Preferred Treasury Securities Money Market Fund
A series of CitizensSelect Funds
 SEC file number:  811-21035
More information on this fund is available free upon request, including the following:
Annual/Semiannual Report
Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.  The fund's most recent annual and semiannual reports are available at www.dreyfus.com.
Statement of Additional Information (SAI)
Provides more details about the fund and its policies.  A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).  The SAI is incorporated by reference (and is legally considered part of this prospectus).
Portfolio Holdings
Dreyfus funds generally disclose, at www.dreyfus.com under Products and Performance, (1) complete portfolio holdings as of each month-end with a one month lag and as of each calendar quarter end with a 15-day lag; (2) top 10 holdings as of each month-end with a 10-day lag; and (3) from time to time, certain security-specific performance attribution data as of a month end, with a 10-day lag. From time to time a fund may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, on request. Dreyfus money market funds generally disclose, also at www.dreyfus.com under Products and Performance, their complete schedule of holdings daily. A fund's portfolio holdings and any security-specific performance attribution data will remain on the website at least until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.
A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.
To Obtain Information
By telephone.  Call your Dreyfus Investments Division representative or 1-800-346-3621
By mail.  Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
By E-mail.  Access Dreyfus Investments Division at www.dreyfus.com.  Investors can obtain product information and E-mail requests for information or literature.
On the Internet.  Certain fund documents can be viewed online or downloaded from:
SEC:  http://www.sec.gov
Dreyfus:  http://www.dreyfus.com
You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.
This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

Subject to Completion, dated June 2, 2016

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Dreyfus Institutional Preferred Treasury
Securities Money Market Fund
Prospectus August [1], 2016	Premier Shares

Ticker	CEBXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents
Fund Summary
Fund Summary	1

Fund Details
Goal and Approach	4
Investment Risks	4
Management	5

Shareholder Guide
Buying and Selling Shares	6
General Policies	7
Distributions and Taxes	8
Services for Fund Investors	8
Financial Highlights	10

For More Information
See back cover.
The fund is designed for institutional investors. Shares of the fund may not be purchased directly by individuals. See "Buying and Selling Shares" for more information.

Fund Summary
Investment Objective

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.10
Other expenses (including administrative services fees)	[_]
Total annual fund operating expenses	[_]
Fee waiver and/or expense reimbursement*	([_])
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	[_]
* The fund's investment adviser, The Dreyfus Corporation, has agreed in its investment management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any omnibus account services agreement or distribution or administrative services plan adopted by the fund and certain other expenses, including the fees and expenses of the non-interested board members and their counsel, and (2) reduce its fees pursuant to the investment management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the non-interested board members and their counsel (in the amount of [_]% for the past fiscal year of the fund). These provisions in the investment management agreement may not be amended without the approval of the fund's shareholders.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$[_]	$[_]	$[_]	$[_]
Principal Investment Strategy
As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. The fund is a "government money market fund." As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities.

Principal Risks
An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

•
Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

•
U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Premier shares from year to year. The table shows the average annual total returns of the fund's Premier shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.
Year-by-Year Total Returns as of 12/31 each year (%)
4.32%	4.28%	1.29%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	[_]%	Best Quarter Q4, 2006: 1.15% Worst Quarter Q4, 2014: 0.00%
'06	'07	'08	'09	'10	'11	'12	'13	'14	'15
The year-to-date total return of the fund's Premier shares as of June 30, 2016 was [_]%.

Average Annual Total Returns (as of 12/31/14)
1 Year	5 Years	10 Years
[_]%	[_]%	[_]%
Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Premier shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Portfolio Management
The fund's investment adviser is The Dreyfus Corporation.

Purchase and Sale of Fund Shares
The fund is designed for institutional investors. In general, the fund's minimum initial investment is $500 million with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Dreyfus Institutional Preferred Funds, Cash Advantage Funds or Cash Management Funds; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds. Certain types of accounts are eligible for lower minimum investments. You may sell (redeem) your shares on any business day by wire, telephone or compatible computer facility.

Tax Information
Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, except when your investment is through a U.S. tax-advantaged investment plan (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.
Fund Details

Goal and Approach
The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price of $1.00. The fund is a "government money market fund." As a government money market fund, the fund must invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash.
To pursue its goal, the fund normally invests at least 80% of its assets in U.S. Treasury securities, and typically invests exclusively in U.S. Treasury securities. These securities may include those with fixed or floating rates of interest. U.S. Treasury securities are backed by the full faith and credit of the U.S. government. The fund must maintain an average dollar-weighted portfolio maturity of 60 days or less and a maximum weighted average life to maturity of 120 days.
In response to liquidity needs or unusual market conditions, the fund may hold all or a significant portion of its total assets in cash for temporary defensive purposes. This may result in a lower current yield and prevent the fund from achieving its investment objective.

Investment Risks
An investment in the fund is not a bank deposit. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The fund's yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. The following are the principal risks that could reduce the fund's income level and/or share price:
•
Interest rate risk. Prices of fixed-income securities tend to move inversely with changes in interest rates. Interest rate risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund's share price to drop below a dollar. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value. Risks associated with rising interest rates are heightened given that interest rates in the United States and other countries are at or near historic lows.

•
Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates. Liquidity risk also may refer to the risk that the fund will not be able to pay redemption proceeds within the allowable time period stated in this prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Also, during such periods, redemptions by a few large investors in the fund may impair the fund's ability to maintain a stable net asset value and adversely affect remaining fund shareholders.

•
U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, such guarantees do not extend to shares of the fund itself.

Management
The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $238 billion in 163 mutual fund portfolios. For the past fiscal year, Dreyfus voluntarily waived its fees and/or reimbursed expenses, as a result of which the fund did not pay Dreyfus a management fee during this period. This arrangement may be discontinued at any time without notice. A discussion regarding the basis for the board's approving the fund's management agreement with Dreyfus is available in the fund's annual report for the fiscal year ended April 30, 2015. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients manage and service their financial assets, operating in 35 countries and serving more than 100 markets. BNY Mellon is a leading investment management and investment services company, uniquely focused to help clients manage and move their financial assets in the rapidly changing global marketplace. BNY Mellon has $28.9 trillion in assets under custody and administration and $1.6 trillion in assets under management. BNY Mellon is the corporate brand of The Bank of New York Mellon Corporation. BNY Mellon Investment Management is one of the world's leading investment management organizations, and one of the top U.S. wealth managers, encompassing BNY Mellon's affiliated investment management firms, wealth management services and global distribution companies. Additional information is available at www.bnymellon.com.
The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.
MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Any Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund's total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus' or MBSC's own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; technology or infrastructure support; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.
Premier shares of the fund are subject to an annual administrative services plan fee of 0.25% paid to the fund's distributor and service agents for shareholder account service and maintenance expenses.
The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.
Shareholder Guide
Buying and Selling Shares
The fund is designed for institutional investors, acting for themselves or in a fiduciary, advisory, agency, brokerage, custodial or similar capacity. Fund shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Institutional shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The fund offers other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.
Your price for shares is the net asset value per share (NAV).
The fund's portfolio securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. The fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, in order to be able to maintain a price of $1.00 per share.
When calculating its NAV, the fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents, which generally are provided by an independent pricing service approved by the fund's board. The pricing service's procedures are reviewed under the general supervision of the board.
How to Buy Shares
You pay no sales charge to invest in shares of the fund. The NAV is calculated at 5:00 p.m. on days the New York Stock Exchange or the transfer agent is open for regular business.
Orders in proper form received by 5:00 p.m., and payments for which are received in Federal Funds or other immediately available funds by 6:00 p.m., will become effective at the price determined at 5:00 p.m. on that day, and shares purchased will receive the dividend declared on that day. Investors whose orders are placed in proper form after 5:00 p.m., or whose payments are received in Federal Funds or other immediately available funds after 6:00 p.m. by the fund's transfer agent will be effective, and will begin to accrue dividends, on the following business day.
All times are Eastern time.
By Wire. To open an account by wire, or purchase additional shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 for more information.
By Computer. You may input new account data and retrieve an account number for your records by accessing The Dreyfus Lion Remote System. Be sure to print a report of transactions for your records. Please contact the Dreyfus Investments Division by calling 1-800-346-3621 for more information about The Dreyfus Lion Remote System or any other compatible computerized trading system.
The minimum initial investment in Premier shares is $500 million, with no minimum subsequent investment, unless: (a) the investor has invested at least $500 million in the aggregate among the fund and any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges"; or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future aggregate level of investment of $500 million in such funds.
How to Sell Shares
You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund's transfer agent or other authorized entity. Your order will be processed promptly and you will generally receive the proceeds within seven days.
If a redemption request is received in proper form by the fund's transfer agent or other authorized entity by 5:00 p.m., Eastern time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If the request is received later that day, the shares will receive the dividend declared on that day, and the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the next business day.
If the delivery of redemption proceeds is delayed beyond the same or next business day, the delay may be for up to seven days. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the fund or the determination of the fair value of the fund's net assets not reasonably practicable; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
By Wire. To redeem shares, please contact a Dreyfus Investments Division representative by calling 1-800-346-3621 with information about your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.
By Computer. You may redeem shares by accessing The Dreyfus Lion Remote System to confirm bank account information or select from multiple wire instructions. Be sure to print a report of transactions for your records.

General Policies
The fund and the fund's transfer agent are authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the fund or the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund or the fund's transfer agent (as applicable) takes reasonable measures to confirm that the instructions are genuine.
Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the fund, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of the fund's shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could detract from the fund's performance. Accordingly, the fund reserves the right to reject any purchase or exchange request in whole or in part. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into the fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.
The fund also reserves the right to:
•	reject any purchase or exchange request in whole or in part
•	change or discontinue fund exchanges, or temporarily suspend exchanges during unusual market conditions
•	change its minimum investment amount
•
"redeem in kind," or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations. Investors are urged to call Dreyfus Investments Division before effecting any large transaction.

Any securities distributed in kind will remain exposed to market risk until sold, and you may incur taxable gain when selling the securities.
The fund also may process purchase and sale orders and calculate its NAV on days that the fund's primary trading markets are open and the fund's management determines to do so.
Escheatment
If your account is deemed "abandoned" or "unclaimed" under state law, the fund may be required to "escheat" or transfer the assets in your account to the applicable state's unclaimed property administration. The state may sell escheated shares and, if you subsequently seek to reclaim your proceeds of liquidation from the state, you may only be able to recover the amount received when the shares were sold. It is your responsibility to ensure that you maintain a correct address for your account, keep your account active by contacting the fund's transfer agent or distributor by mail or telephone or accessing your account through the fund's website at least once a year, and promptly cash all checks for dividends, capital gains and redemptions. The fund, the fund's transfer agent and Dreyfus and its affiliates will not be liable to shareholders or their representatives for good faith compliance with state escheatment laws.

Distributions and Taxes
The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gains distributions. The fund normally pays dividends monthly and capital gains distributions, if any, annually. Fund dividends and capital gains distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.
Dividends and other distributions paid by the fund are subject to federal income tax on a current basis, and also may be subject to state and local taxes (unless you are investing through a U.S. tax-advantaged investment plan, in which case taxes may be deferred).
The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.
Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.
The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone's tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors
Fund Exchanges
An investor may purchase, in exchange for shares of the fund, provided the investor meets the eligibility requirements for investing in the new share class, any class of shares of: (i) any Dreyfus Institutional Preferred fund, which currently includes Dreyfus Institutional Preferred Government Money Market Fund, Dreyfus Institutional Preferred Money Market Fund and Dreyfus Institutional Preferred Treasury Securities Money Market Fund (the Institutional Preferred Funds); (ii) any Dreyfus Cash Management fund, which currently includes Dreyfus California AMT-Free Municipal Cash Management, Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus Municipal Cash Management Plus, Dreyfus New York Municipal Cash Management, Dreyfus Tax Exempt Cash Management, Dreyfus Treasury & Agency Cash Management and Dreyfus Treasury Securities Cash Management (the Cash Management Funds); (iii) any Dreyfus Cash Advantage fund, which currently includes Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Treasury and Agency Cash Advantage Fund and Dreyfus Institutional Treasury Securities Cash Advantage Fund (the Cash Advantage Funds); or (iv) Dreyfus Ultra Short Income Fund. For purposes of the exchange privilege, the investor will be deemed to have met the required minimum initial investment if the investor holds, in the aggregate, the required minimum amount in one or more of the Institutional Preferred Funds, Cash Advantage Funds and Cash Management Funds. Your exchange request will be processed on the same business day it is received in proper form, provided that each fund is open at the time of the request. If the exchange is accepted at a time of day after one or both of the funds is closed (i.e., at a time after the NAV for the fund has been calculated for that business day), the exchange will be processed on the next business day. An investor should be sure to read the current prospectus for any fund into which the investor is exchanging before investing. Any new account established through an exchange will have the same privileges as the original account (as long as they are available). There is currently no fee for exchanges.
Conversion Feature
Shares of one class of the fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. The fund reserves the right to refuse any conversion request.
Dreyfus Auto-Exchange Privilege
Dreyfus Auto-Exchange privilege enables an investor to invest regularly (on a monthly, semi-monthly, quarterly or annual basis), in exchange for shares of the fund, shares of any of the Dreyfus-managed funds listed under "Services for Fund Investors—Fund Exchanges," or in shares of certain funds in the Dreyfus Family of Funds, if the investor is a shareholder in such fund. There is currently no fee for this privilege.
Account Statements
Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

Financial Highlights

These financial highlights describe the performance of the fund's Premier shares for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been derived from the fund's financial statements, which have been audited by [__________], an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the annual report, which is available upon request.

	Eleven Months Ended	Year Ended April 30,
Premier Shares	March 31, 2016[a]	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	[_]	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net [b]	[_]	.000	.000	.000	.000
Distributions:
Dividends from investment income--net [b]	[_]	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	[_]	1.00	1.00	1.00	1.00
Total Return (%)[c]	[_][d]	.00	.00	.00	.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	[_][e]	.46	.48	.47	.47
Ratio of net expenses to average net assets	[_][e]	.03	.04	.09	.04
Ratio of net investment income to average net assets[c]	[_][e]	.00	.00	.00	.00
Net Assets, end of period ($ x 1,000)	[_]	89,169	112,570	177,413	208,355
[a] The fund has changed its fiscal year end from April 30 to March 31 and Class B shares were redesignated as Premier shares.
[b] Amount represents less than $.001 per share.
[c] Amount represents less than .01%.
[d] Not annualized.
[e] Annualized.

For More Information
Dreyfus Institutional Preferred Treasury Securities Money Market Fund
A series of CitizensSelect Funds
 SEC file number: 811-21035
More information on this fund is available free upon request, including the following:
Annual/Semiannual Report
Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. The fund's most recent annual and semiannual reports are available at www.dreyfus.com.
Statement of Additional Information (SAI)
Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (and is legally considered part of this prospectus).
Portfolio Holdings
Dreyfus funds generally disclose, at www.dreyfus.com under Products and Performance, (1) complete portfolio holdings as of each month-end with a one month lag and as of each calendar quarter end with a 15-day lag; (2) top 10 holdings as of each month-end with a 10-day lag; and (3) from time to time, certain security-specific performance attribution data as of a month end, with a 10-day lag. From time to time a fund may make available certain portfolio characteristics, such as allocations, performance- and risk-related statistics, portfolio-level statistics and non-security specific attribution analyses, on request. Dreyfus money market funds generally disclose, also at www.dreyfus.com under Products and Performance, their complete schedule of holdings daily. A fund's portfolio holdings and any security-specific performance attribution data will remain on the website at least until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.
A complete description of the fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI and at www.dreyfus.com.
To Obtain Information
By telephone. Call your Dreyfus Investments Division representative or 1-800-346-3621
By mail. Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
By E-mail. Access Dreyfus Investments Division at www.dreyfus.com. Investors can obtain product information and E-mail requests for information or literature.
On the Internet. Certain fund documents can be viewed online or downloaded from:
SEC: http://www.sec.gov
Dreyfus: http://www.dreyfus.com
You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520.
This prospectus does not constitute an offer or solicitation in any state or jurisdiction in which, or to any person to whom, such offering or solicitation may not lawfully be made.

The Statement of Additional Information is incorporated by reference from Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A of Dreyfus Institutional Preferred Money Market Funds filed with the Securities and Exchange Commission on June 2, 2016.

CITIZENSSELECT FUNDS

PART C. OTHER INFORMATION

Item 28.                          Exhibits
(a)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (a) of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, filed on March 14, 2002 ("Pre-Effective Amendment No. 1").
(a)(2)	Certificate of Amendment, dated February 22, 2016, is incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on February 29, 2016 ("Post-Effective Amendment No. 21").
(a)(3)	Certificate of Amendment, dated February 22, 2016, is incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 21.
(a)(4)	Certificate of Amendment, dated February 22, 2016, is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 21.
(b)	Form of Amended and Restated By-Laws is incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A, filed on August 29, 2011 ("Post-Effective Amendment No. 10").
(d)	Management Agreement is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 21.
(e)(1)	Form of Amended and Restated Distribution Agreement is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on December 30, 2015 ("Post-Effective Amendment No. 20").
(e)(2)	Forms of Service Agreements is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 20.
(e)(3)	Form of Supplemental Service Agreement is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A, filed on August 28, 2007.
(g)(1)	Form of Custody Agreement is incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 10.
(g)(2)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 16.
(g)(3)	Subcustodial Undertaking in Connection with Master Repurchase Agreement is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed on August 27, 2009.
(h)(1)	Form of Administrative Services Agreement is incorporated by reference to Exhibit (h)(2) of Pre-Effective Amendment No. 1.
(h)(2)	Form of Transfer Agency Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A, filed on August 28, 2012.
(h)(3)	Administrative Services Plan, as revised, is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 21.
(h)(4)	Omnibus Services Agreement, as revised, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 21.
(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 21.
(j)	Consent of Independent Registered Public Accounting Firm.*
(m)	Distribution Plan (Rule 12b-1 Plan), as revised, is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 21.
(n)(1)	Rule 18f-3 Plan, for Dreyfus Prime Money Market Fund, amended as of March 1, 2016, is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 21.
(n)(2)	Rule 18f-3 Plan, for Dreyfus Institutional Preferred Treasury Securities Money Market Fund, amended as of April 15, 2016, is incorporated by reference to Exhibit (n)(3) of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on April 15, 2016.
(p)(i)	Code of Ethics adopted by Registrant, dated November 2, 2014, is incorporated by reference to Exhibit (p)(i) of Post-Effective Amendment No. 18.
(p)(ii)	Code of Ethics for the Non-management Board Members of The Dreyfus Family of Funds is incorporated by reference to Exhibit (p)(ii) of Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on June 30, 2010.

Other Exhibits
(a)	Power of Attorney of certain directors and officers of Registrant, dated February 5, 2015 is incorporated by reference to Exhibit (p)(ii)(a) of Post-Effective Amendment No. 20.
(b)	Power of Attorney of certain directors and officers of Registrant, dated April 30, 2015 is incorporated by reference to Exhibit (p)(ii)(a) of Post-Effective Amendment No. 20.
______________
*To be filed by amendment.
Item 29.                           Persons Controlled by or under Common Control with Registrant.
        Not Applicable
Item 30.                            Indemnification
The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant.  The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant.  These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office.  Reference is hereby made to the following:
Article VIII of the Registrant's Agreement and Declaration of Trust and any amendments thereto, Article 10 of Registrant's Amended and Restated By-Laws and Section 1.10 of the Amended and Restated Distribution Agreement.
Item 31.                            Business and Other Connections of Investment Adviser.
The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.
Item 31.                            Business and Other Connections of Investment Adviser (continued)
                            Officers and Directors of Investment Adviser
Name and Position With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona President and Director	MBSC Securities Corporation++	Director Executive Vice President	6/07 – Present 6/07 – 3/15

		Chairman	2/13 - Present

	BNY Mellon Liquidity Funds plc+	Director	4/06 - Present

Diane P. Durnin Vice Chair and Director	MBSC Securities Corporation++	Executive Vice President	3/15 - Present

Bradley J. Skapyak Chief Operating Officer and Director	MBSC Securities Corporation++	Executive Vice President	6/07 - Present
	The Bank of New York Mellon***	Senior Vice President	4/07 - Present

	The Dreyfus Family of Funds++	President	1/10 - Present

	Dreyfus Transfer, Inc. ++	Chairman Director	5/11 - Present 5/10 - Present

Joseph W. Connolly Chief Compliance Officer	The Dreyfus Family of Funds++	Chief Compliance Officer	10/04 - Present
	BNY Mellon Funds Trust++	Chief Compliance Officer	10/04 - Present
	MBSC Securities Corporation++	Chief Compliance Officer	6/07 – Present

Christopher O'Connor Chief Administrative Officer	MBSC Securities Corporation++	Director	3/12 – 3/15

		Executive Vice President	12/11 – Present

Bennett A. MacDougall Chief Legal Officer	The Bank of New York Mellon Corporation ++	Associate General Counsel	6/15 - Present

	Deutsche Bank 60 Wall Street New York, NY 10005	Director and Associate General Counsel	6/05 - 6/15

	Deutsche Investment Management Americas, Inc. 345 Park Avenue New York, NY 10154	Chief Legal Officer	11/08 - 6/15

Kim Mustin Executive Vice President – North American Distribution	MBSC Securities Corporation++	Chief Executive Officer	3/15 - Present
	MBSC Securities Corporation++	Director	10/14 - Present

	MBSC Securities Corporation++	Executive Vice President	10/14 - 3/15

	BNY Mellon Investments CTA, LLC*	Manager	3/15 - Present

	BNY Mellon Investments CTA, LLC*	President	3/15 - Present

Charles Doumar Vice President – Tax	Alcentra NY LLC ++	Assistant Treasurer - Tax	9-14 - Present
	Alcentra US. Inc. ††††	Assistant Treasurer - Tax	9-14 - Present

	Alternative Holdings I, LLC ***	Assistant Treasurer - Tax	1/14 - Present

	Alternative Holdings II, LLC ***	Assistant Treasurer - Tax	1/14 - Present

	Asset Recovery II, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery III, LLC ***	Assistant Treasurer	9/13 – 3/15

	Asset Recovery IV, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery V, LLC ***	Assistant Treasurer	9/13 – Present

	Asset Recovery VII, LLC ***	Assistant Treasurer	9/13 – 3/15

	Asset Recovery IX, LLC ***	Assistant Treasurer	3/14 – 3/15

	Asset Recovery X, LLC ***	Assistant Treasurer	3/14 – 3/15

	Asset Recovery XIII, LLC ***	Assistant Treasurer	3/13 – Present

	Asset Recovery XIV, LLC ***	Assistant Treasurer	3/13 – Present

	Asset Recovery XIX, LLC ***	Assistant Treasurer	7/13 – Present

	Asset Recovery XV, LLC ***	Assistant Treasurer	3/13 – 3/15

	Asset Recovery XVI, LLC ***	Assistant Treasurer	3/13 – Present

	Asset Recovery XVII, LLC ***	Assistant Treasurer	3/13 – 3/15

	Asset Recovery XVIII, LLC ***	Assistant Treasurer	7/13 – 3/15

	Asset Recovery XX, LLC ***	Assistant Treasurer	7/13 – Present

	Asset Recovery XXI, LLC ***	Assistant Treasurer	7/13 – 3/15

	Asset Recovery XXII, LLC ***	Assistant Treasurer	7/13 – Present

	Asset Recovery XXIII, LLC ***	Assistant Treasurer	7/13 – Present

	BNY Alcentra Group Holdings, Inc. ††††††	Assistant Treasurer - Tax	3/13 - Present

	BNY Capital Funding LLC ***	Assistant Treasurer – Tax	9/13 - Present

	BNY Investment Strategy and Solutions Group, LLC *	Assistant Treasurer – Tax	6/15 - Present

	BNY Mellon Community Development Corporation 	Assistant Treasurer – Tax	10/13 - Present

	BNY Mellon Distributors Holdings Inc. #	Assistant Treasurer – Tax	6/14 – Present

	BNY Mellon Investments CTA, LLC *	Assistant Treasurer	9/13 – Present

	BNY Mellon Investment Servicing (US) Inc. +	Assistant Treasurer	3/14 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Treasurer	3/14 – Present

	BNY Mellon Trust of Delaware#	Assistant Treasurer	11/13 – Present

	IVY Asset Management LLC +	Assistant Treasurer	9/13 – Present

	Mellon Hedge Advisors, LLC *	Assistant Treasurer	10/13 – Present

	MUNB Loan Holdings, LLC***	Assistant Treasurer	10/13 – Present

	484Wall Capital Management LLC ***	Assistant Treasurer – Tax	10/13 – Present

	Airlease Incorporated †††	Assistant Treasurer – Tax	7/13 – Present

	Albridge Solutions, Inc. ††††	Assistant Treasurer – Tax	7/13 – Present

	Allomon Corporation †	Assistant Treasurer – Tax	5/13 – Present

	AP Residential Realty, Inc. †††††	Assistant Treasurer – Tax	8/13 – Present

	APT Holdings Corporation #	Assistant Treasurer – Tax	11/13 – Present

	AURORA-IRE, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	B.I.E. Corporation +	Assistant Treasurer – Tax	12/13 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Treasurer – Tax	4/13 – Present

	BNY Capital Corporation ***	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Markets Holdings, Inc. ***	Assistant Treasurer – Tax	9/13 – Present

	BNY Capital Resources Corporation #######	Assistant Treasurer – Tax	3/13 – Present

	BNY Cargo Holdings LLC***	Assistant Treasurer – Tax	7/13 – Present

	BNY Catair LLC †††	Assistant Treasurer – Tax	7/13 – Present

	BNYM CSIM Funding LLC +++	Assistant Treasurer – Tax	7/14 – Present

	BNY Falcon Three Holding Corp. ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Foreign Holdings, Inc. ***	Assistant Treasurer – Tax	10/13 – Present

	BNY Gator LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Hitchcock Holdings LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Housing I Corp. †††	Assistant Treasurer – Tax	7/13 – Present

	BNY Housing II LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY ITC Leasing, LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Lease Equities (Cap Funding) LLC ########	Assistant Treasurer – Tax	7/13 – Present

	BNY Lease Holdings LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Lease Partners LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Leasing Edge Corporation ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Alternative Investments Holdings LLC ***	Assistant Treasurer – Tax	10/13 – Present

	BNY Mellon Capital Markets, LLC 	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Clearing Holding Company, LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Mellon Fixed Income Securities, LLC ***	Assistant Treasurer – Tax	8/13 – Present

	BNY Mellon Trust Company of Illinois *****	Assistant Treasurer – Tax	3/13 – Present

	BNY Mezzanine Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine Holdings LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine Non NY Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Mezzanine NY Funding LLC ******	Assistant Treasurer – Tax	5/13 – Present

	BNY Partnership Funding LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Partnership Funding LLC ***	Manager	11/14 – 6/15

	BNY Rail Maintenance LLC ***	Assistant Treasurer – Tax	7/13 – Present

	BNY Recap I, LLC #	Assistant Treasurer – Tax	9/13 – Present

	BNY Salvage Inc. ***	Assistant Treasurer – Tax	3/13 – Present

	BNY Waterworks, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	BNY Wings, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	BNYM GIS Funding I LLC ***	Assistant Treasurer – Tax	6/13 – Present

	BNYM GIS Funding III LLC ***	Assistant Treasurer – Tax	6/13 – Present

	Amherst Capital Management, LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNYM RECAP Holdings, LLC ***	Assistant Treasurer – Tax	11/14 – Present

	BNY-N.J. I Corp. ***	Assistant Treasurer – Tax	4/13 – Present

	BNY-N.J. II Corp. ***	Assistant Treasurer – Tax	4/13 – Present

	Boston Safe Deposit Finance Company, Inc. *	Assistant Treasurer – Tax	7/13 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer – Tax	12/13 – Present

	CenterSquare Investment Management, Inc. +++	Assistant Treasurer – Tax	12/13 – Present

	Coates Holding LLC#	Assistant Treasurer – Tax	3/15 - Present

	Colson Services Corp. 	Assistant Treasurer – Tax	3/14 - Present

	Cutwater Asset Management Corp. +++++	Assistant Treasurer – Tax	1/15 - Present

	Cutwater Holdings LLC +++++	Assistant Treasurer – Tax	1//15 - Present

	Cutwater Investor Services Corp. +++++	Assistant Treasurer - Tax	1/15 - Present

	Dreyfus Service Organization, Inc. ++	Assistant Treasurer – Tax	3/14 - Present

	EACM Advisors LLC 	Assistant Treasurer – Tax	1/14 - Present

	Eagle Access LLC 	Assistant Treasurer – Tax	1/14 - Present

	Eagle Investment Systems LLC 	Assistant Treasurer – Tax	1/14 - Present

	ECM DE. LLC ***	Assistant Treasurer – Tax	1/14 - Present

	GIS Holdings (International) Inc. #	Assistant Treasurer – Tax	6/14 – 12/14

	Hamilton Floating Rate Fund Holdings, LLC ***	Assistant Treasurer – Tax	5/13 – Present

	HedgeMark International, LLC ##	Assistant Treasurer – Tax	5/14 – Present

	iNautix (USA) LLC ###	Assistant Treasurer – Tax	11/13 – Present

	IRE-1, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	IRE-AC, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	IRE-BC, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	IRE-SB, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	Island Waterworks, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	ITCMED, Inc. ***	Assistant Treasurer – Tax	6/13 – 5/15

	JRHC 1998A LLC ####	Assistant Treasurer – Tax	12/13 – Present

	Lockwood Advisors, Inc. ######	Assistant Treasurer – Tax	3/14 - Present

	Lockwood Insurance, Inc. ######	Assistant Treasurer – Tax	8/14 - Present

	Lockwood Solutions, Inc. ######	Assistant Treasurer – Tax	8/14 - Present

	Lease Equities (Texas) Corporation #####	Assistant Treasurer – Tax	7/13 – Present

	Madison Pershing LLC ###	Assistant Treasurer – Tax	6/13 – Present

	MAM (MA) Holding Trust *	Assistant Treasurer – Tax	8/13 – Present

	MBC Investments Corporation #	Assistant Treasurer – Tax	11/13 – Present

	MBSC Securities Corporation ++	Vice President – Tax	2/14 - Present

	MCDI (Holdings) LLC ***	Assistant Treasurer – Tax	9/13 – Present

	Mellon Capital Management Corporation **	Assistant Treasurer – Tax	1/14 - Present

	Mellon Holdings LLC++	Assistant Treasurer	2/15 - Present

	MELDEL Leasing Corporation Number 2, Inc. #	Assistant Treasurer – Tax	9/13 – Present

	Mellon Financial Services Corporation #1+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Financial Services Corporation #4 +	Assistant Treasurer – Tax	9/13 – Present

	Mellon Funding Corporation +	Assistant Treasurer – Tax	3/14 - Present

	Mellon Global Investing Corp. +	Assistant Treasurer – Tax	5/14 - Present

	Mellon International Leasing Company #	Assistant Treasurer – Tax	8/14 - Present

	Mellon Leasing Corporation+	Assistant Treasurer – Tax	7/13 – Present

	Mellon Life Insurance Company+	Assistant Treasurer – Tax	10/13 – Present

	Mellon Overseas Investment Corporation ***	Assistant Treasurer – Tax	12/13 - Present

	Mellon Properties Company ****	Assistant Treasurer – Tax	8/13 – Present

	Mellon Residential Funding Corporation ++++	Assistant Treasurer - Tax	4/14 - Present

	National Residential Assets Corp.***	Assistant Treasurer – Tax	4/13 – Present

	New GSM Holding Corporation 	Assistant Treasurer – Tax	7/13 – Present

	Newton Capital Management LLC.***	Assistant Treasurer – Tax	8/14 - Present

	Northern Waterworks, Inc. †††	Assistant Treasurer – Tax	7/13 – Present

	NY CRE Asset Holdings, LLC. ***	Assistant Treasurer – Tax	1/14 - Present

	NY CRE Asset Holdings II, LLC. ***	Assistant Treasurer – Tax	1/14 - Present

	One Wall Street Corporation ***	Assistant Treasurer – Tax	11/13 – Present

	Pareto New York LLC++	Assistant Treasurer – Tax	11/13 – Present

	PAS Holdings LLC ***	Assistant Treasurer – Tax	6/13 – Present

	Pershing Advisor Solutions LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Group LLC ###	Assistant Treasurer – Tax	6/13 – Present

	Pershing Investments LLC ***	Assistant Treasurer – Tax	6/13 – Present

	Pershing LLC ###	Assistant Treasurer – Tax	7/13 – Present

	Standish Mellon Asset Management Company LLC*	Assistant Treasurer – Tax	11/14 – Present

	Stanwich Insurance Agency, Inc. ***	Treasurer	12/13 – Present

	TBC Securities Co., Inc.*	Assistant Treasurer – Tax	6/13 – Present

	TBCAM, LLC *	Assistant Treasurer – Tax	10/13 – Present

	Technology Services Group, Inc. 	Assistant Treasurer – Tax	9/13 – Present

	Tennessee Processing Center LLC 	Assistant Treasurer – Tax	9/13 – Present

	The Bank of New York Consumer Leasing Corporation***	Assistant Treasurer – Tax	7/13 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	10/13 - Present

	The Boston Company Asset Management, LLC *	Assistant Treasurer – Tax	8/13 – Present

	USPLP, Inc. ***	Assistant Treasurer – Tax	10/13 – Present

	MBNA Institutional PA Services LLC +	Treasurer	7/13 – Present

	MBNA PW PA Services LLC +	Treasurer	7/13 – Present

	Stanwich Insurance Agency, Inc. ***	Treasurer	12/13 – Present

	BNY Aurora Holding Corp. ***	Vice President	11/13 – Present

	Agency Brokerage Holding LLC***	Vice President – Tax	6/13 – Present

	BNY Community Development Enterprises Corp. ***	Vice President – Tax	4/13 – 5/14

	Asset Recovery I, LLC ***	Assistant Treasurer	9/13 - 11/13

	Asset Recovery VI, LLC ***	Assistant Treasurer	9/13 - 11/13

	Asset Recovery XII, LLC ***	Assistant Treasurer	3/13 - 11/13

Jill Gill Vice President – Human Resources	MBSC Securities Corporation++	Vice President	6/07 – Present
	The Bank of New York Mellon ***	Vice President	7/08 – Present

	BNY Mellon, National Association +	Vice President	7/08 - Present

Tracy A. Hopkins Vice President - Cash Strategies	MBSC Securities Corporation++	Executive Vice President Senior Vice President	2/14 – Present 2/08 – 2/14

Anthony Mayo Vice President – Information Systems	MBSC Securities Corporation++	Chief Technology Officer	4/14 – Present

Kathleen Geis Vice President	BNY Mellon International Operations (India) Private Limited	Director	5/05 - Present

	BNY Mellon, National Association+	Managing Director	7/09 – 10/14

	Albridge Solutions, Inc.	Managing Director	7/11 - Present

	BNY Mellon Distributors Holdings, Inc. #	Vice President - Real Estate	7/11 - Present

	BNY Mellon Investment Management Services LLC #	Vice President - Real Estate	10/11 - Present

	BNY Mellon Investment Servicing (US) Inc. +	Vice President - Real Estate	7/11 - Present

	BNY Mellon Performance & Risk Analytics, LLC +	Vice President - Real Estate	7/11 - Present

	BNY Mellon Trust Company of Illinois *****	Vice President - Real Estate	7/11 - Present

	BNY Mellon Trust of Delaware#	Vice President - Real Estate	7/11 - Present

	CenterSquare Investment Management Holdings, Inc. +++	Vice President - Real Estate	10/12 – Present

	Eagle Investment Systems LLC 	Vice President - Real Estate	7/11 – Present

	Ivy Asset Management LLC +	Vice President - Real Estate	7/11 – Present

	MBSC Securities Corporation ++	Vice President - Real Estate	7/11 – Present

	Mellon Capital Management Corporation**	Vice President - Real Estate	7/11 – Present

	Mellon Financial Services Corporation #1+	Vice President - Real Estate	7/11 – Present

	Mellon Holdings LLC++	Vice President - Real Estate	7/11 – Present

	Pareto New York LLC ++	Vice President - Real Estate	7/11 – Present

	SourceNet Solutions, Inc. +	Vice President - Real Estate	7/11 – 5/13

	Technology Services Group, Inc. 	Vice President - Real Estate	7/11 – Present

	Tennessee Processing Center LLC 	Vice President - Real Estate	7/11 - Present

	The Bank of New York Mellon Trust Company, National Association+	Vice President - Real Estate	7/11 - Present

	Alcentra US, Inc. ††††	Vice President - Real Estate	7/11 - Present

	BNY Mellon Capital Markets LLC	Vice President - Real Estate	7/11 - Present

	Pershing LLC ###	Vice President - Real Estate	7/11 - Present

	The Bank of New York Mellon+	Managing Director	7/09 - Present

	MBNA Institutional PA Services, LLC+	Managing Director	7/09 – 10/14

Claudine Orloski Vice President – Tax	Dreyfus Service Organization++	Vice President – Tax	8/14 – Present

	MBSC Securities Corporation++	Vice President – Tax	2/12 - Present

	Asset Recovery II, LLC***	Assistant Treasurer	9/11 - Present

	Asset Recovery III, LLC ***	Assistant Treasurer	9/11 – 3/15

	Asset Recovery IV, LLC ***	Assistant Treasurer	9/11 – Present

	Asset Recovery IX, LLC ***	Assistant Treasurer	2/11 – 3/15

	Asset Recovery V, LLC ***	Assistant Treasurer	9/11 – Present

	Asset Recovery VII, LLC ***	Assistant Treasurer	2/11 – 3/15

	Asset Recovery X, LLC ***	Assistant Treasurer	2/11 – 3/15

	Asset Recovery XIII, LLC***	Assistant Treasurer	3/11 – Present

	Asset Recovery XIV, LLC ***	Assistant Treasurer	3/11 – Present

	Asset Recovery XIX, LLC ***	Assistant Treasurer	7/11 – Present

	Asset Recovery XV, LLC ***	Assistant Treasurer	3/11 – 3/15

	Asset Recovery XVI, LLC ***	Assistant Treasurer	3/11 – Present

	Asset Recovery XVII, LLC ***	Assistant Treasurer	3/11 – 3/15

	Asset Recovery XVIII, LLC ***	Assistant Treasurer	7/11 – 3/15

	Asset Recovery XX, LLC ***	Assistant Treasurer	7/11 – Present

	Asset Recovery XXI, LLC ***	Assistant Treasurer	7/11 – 3/15

	Asset Recovery XXII, LLC ***	Assistant Treasurer	7/11 – Present

	Asset Recovery XXIII, LLC ***	Assistant Treasurer	7/11 – Present

	BNY Mellon Investments CTA, LLC *	Assistant Treasurer	9/13 – Present

	BNY Mellon Trust of Delaware #	Assistant Treasurer	11/11 – Present

	Mellon Hedge Advisors, LLC *	Assistant Treasurer	10/11 – Present

	Mellon Holdings LLC ++	Assistant Treasurer	12/11 – Present

	MUNB Loan Holdings, LLC ***	Assistant Treasurer	10/11 – Present

	484 Wall Capital Management LLC	Assistant Treasurer -Tax	10/13 – Present

	Airlease Incorporated †††	Assistant Treasurer -Tax	7/11 – Present

	Albridge Solutions, Inc. ††††	Assistant Treasurer -Tax	6/11 – Present

	Alcentra NY, LLC ++	Assistant Treasurer -Tax	10/12 – Present

	Alcentra US, Inc. ††††	Assistant Treasurer -Tax	10/11 – Present

	Allomon Corporation †	Assistant Treasurer -Tax	5/12 – Present

	Alternative Holdings I, LLC ***	Assistant Treasurer -Tax	1/13 – Present

	Alternative Holdings II, LLC ***	Assistant Treasurer -Tax	1/13 – Present

	AP Residential Realty, Inc. †††††	Assistant Treasurer -Tax	8/11 – Present

	APT Holdings Corporation #	Assistant Treasurer -Tax	12/11 – Present

	AURORA-IRE, INC. †††	Assistant Treasurer -Tax	7/11 – Present

	B.N.Y. Holdings (Delaware) Corporation #	Assistant Treasurer -Tax	4/12 – Present

	BNY Administrative Services LLC ***	Assistant Treasurer –Tax	12/11 – Present

	BNY Alcentra Group Holdings, Inc. ††††††	Assistant Treasurer –Tax	3/13 – Present

	BNY Capital Corporation ***	Assistant Treasurer –Tax	11/11 – Present

	BNY Capital Funding LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Capital Markets Holdings, Inc. ***	Assistant Treasurer –Tax	11/11 – Present

	BNY Capital Resources Corporation #######	Assistant Treasurer –Tax	7/11 – Present

	BNY Cargo Holdings LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Catair LLC †††	Assistant Treasurer –Tax	7/11 – Present

	BNY Falcon Three Holding Corp. ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Foreign Holdings, Inc. ***	Assistant Treasurer –Tax	9/11 – Present

	BNY Gator LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Hitchcock Holdings LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Housing I Corp. †††	Assistant Treasurer –Tax	7/11 – Present

	BNY Housing II LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Investment Strategy and Solutions Group LLC *	Assistant Treasurer –Tax	6/15 – Present

	BNY Investment Management Services LLC #	Assistant Treasurer –Tax	10/11 – Present

	BNY ITC Leasing, LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Lease Equities (Cap Funding) LLC ########	Assistant Treasurer –Tax	7/11 – Present

	BNY Lease Holdings LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Lease Partners LLC ***	Assistant Treasurer –Tax	9/11 – Present

	BNY Leasing Edge Corporation ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Mellon Alternative Investments Holdings LLC ***	Assistant Treasurer –Tax	10/13 – Present

	BNY Mellon Capital Markets, LLC 	Assistant Treasurer –Tax	7/11 – Present

	BNY Mellon Clearing Holding Company, LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Mellon Clearing, LLC ***	Assistant Treasurer –Tax	6/11 – Present

	BNY Mellon Community Development Corporation 	Assistant Treasurer –Tax	10/11 – Present

	BNY Mellon Distributors Holdings Inc. #	Assistant Treasurer –Tax	7/12 – Present

	BNY Mellon Fixed Income Securities, LLC ***	Assistant Treasurer –Tax	8/12 – Present

	BNY Mellon Investment Servicing (US) Inc. #	Assistant Treasurer –Tax	3/11 – Present

	BNY Mellon Investment Servicing Trust Company #	Assistant Treasurer –Tax	3/11 – Present

	BNY Mellon Performance & Risk Analytics, Inc. (US) 	Assistant Treasurer –Tax	10/11 – Present

	BNY Mellon Performance & Risk Analytics, LLC +	Assistant Treasurer –Tax	7/11 – Present

	BNY Mellon Transition Management Advisors, LLC **	Assistant Treasurer –Tax	5/13 – Present

	BNY Mellon Trust Company of Illinois *****	Assistant Treasurer –Tax	3/11 – Present

	BNY Mezzanine Funding LLC ******	Assistant Treasurer –Tax	6/11 – Present

	BNY Mezzanine Holdings LLC ******	Assistant Treasurer –Tax	5/11 – Present

	BNY Mezzanine Non NY Funding LLC ******	Assistant Treasurer –Tax	6/11 – Present

	BNY Mezzanine NY Funding LLC ******	Assistant Treasurer –Tax	6/11 – Present

	BNY Partnership Funding LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Rail Maintenance LLC ***	Assistant Treasurer –Tax	7/11 – Present

	BNY Real Estate Holdings LLC ***	Assistant Treasurer –Tax	4/11 – Present

	BNY Recap I, LLC #	Assistant Treasurer –Tax	11/11 – Present

	BNY Salvage Inc. ***	Assistant Treasurer –Tax	3/11 – Present

	BNY Waterworks, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	BNY Wings, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	BNY XYZ Holdings LLC ***	Assistant Treasurer –Tax	5/11 – Present

	BNYM CSIM Funding LLC +++	Assistant Treasurer –Tax	7/14 – Present

	BNYM GIS Funding I LLC ***	Assistant Treasurer –Tax	6/12 – Present

	BNYM GIS Funding III LLC ***	Assistant Treasurer –Tax	6/12 – Present

	Amherst Capital Management LLC ***	Assistant Treasurer –Tax	11/14 – Present

	BNYM RECAP Holdings, LLC ***	Assistant Treasurer –Tax	11/14 – Present

	BNY-N.J. I Corp. ***	Assistant Treasurer –Tax	4/11 – Present

	BNY-N.J. II Corp. ***	Assistant Treasurer –Tax	4/11 – Present

	Boston Safe Deposit Finance Company, Inc. *	Assistant Treasurer –Tax	7/11 – Present

	CenterSquare Investment Management Holdings, Inc. +++	Assistant Treasurer –Tax	2/13 – Present

	CenterSquare Investment Management, Inc. +++	Assistant Treasurer –Tax	2/13 – Present

	Coates Holding LLC#	Assistant Treasurer – Tax	3/15 - Present

	Colson Services Corp. 	Assistant Treasurer –Tax	2/11 – Present

	Cutwater Asset Management Corp. +++++	Assistant Treasurer – Tax	1/15 - Present

	Cutwater Holdings LLC +++++	Assistant Treasurer – Tax	1//15 - Present

	Cutwater Investor Services Corp. +++++	Assistant Treasurer - Tax	1/15 - Present

	EACM Advisors LLC 	Assistant Treasurer –Tax	4/14 – Present

	Eagle Access LLC 	Assistant Treasurer –Tax	1/12 – Present

	Eagle Investment Systems LLC 	Assistant Treasurer –Tax	1/12 – Present

	ECM DE, LLC ***	Assistant Treasurer –Tax	3/11 – Present

	GIS Holdings (International) Inc. #	Assistant Treasurer –Tax	4/12 – 12/14

	Hamilton Floating Rate Fund Holdings, LLC ***	Assistant Treasurer –Tax	5/11 – Present

	HedgeMark International, LLC ##	Assistant Treasurer –Tax	5/14 – Present

	iNautix (USA) LLC ###	Assistant Treasurer –Tax	7/12 – Present

	IRE-1, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	IRE-AC, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	IRE-BC, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	IRE-SB, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	Island Waterworks, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	ITCMED, Inc. ***	Assistant Treasurer –Tax	6/11 – 5/15

	JRHC 1998A LLC ####	Assistant Treasurer –Tax	12/11 – Present

	Lease Equities (Texas) Corporation#####	Assistant Treasurer –Tax	7/11 – Present

	Lockwood Advisors, Inc. ######	Assistant Treasurer –Tax	3/11 – Present

	Lockwood Solutions, Inc. ######	Assistant Treasurer –Tax	3/11 – Present

	Madison Pershing LLC ###	Assistant Treasurer –Tax	4/11 – Present

	MAM (MA) Holding Trust *	Assistant Treasurer –Tax	8/11 – Present

	MBC Investments Corporation #	Assistant Treasurer –Tax	11/11 – Present

	MBNA Institutional PA Services LLC +	Assistant Treasurer –Tax	7/12 – Present

	MBNA PW PA Services LLC +	Assistant Treasurer –Tax	7/12 – Present

	MCDI (Holdings) LLC ***	Assistant Treasurer –Tax	8/11 – Present

	MELDEL Leasing Corporation Number 2, Inc. #	Assistant Treasurer –Tax	8/11 – Present

	Mellon Capital Management Corporation **	Assistant Treasurer –Tax	10/13 – Present

	Mellon EFT Services Corporation †††††	Assistant Treasurer –Tax	2/11 – Present

	Mellon Financial Services Corporation #1 +	Assistant Treasurer –Tax	7/11 – Present

	Mellon Financial Services Corporation #4 +	Assistant Treasurer –Tax	12/11 – Present

	Mellon Funding Corporation +	Assistant Treasurer –Tax	12/11 – Present

	Mellon Global Investing Corp. +	Assistant Treasurer –Tax	5/11 – Present

	Mellon International Leasing Company #	Assistant Treasurer –Tax	7/11 – Present

	Mellon Leasing Corporation +	Assistant Treasurer –Tax	9/11 – Present

	Mellon Life Insurance Company +	Assistant Treasurer –Tax	10/12 – Present

	Mellon Overseas Investment Corporation ***	Assistant Treasurer –Tax	11/11 – Present

	Mellon Properties Company ****	Assistant Treasurer –Tax	8/12 – Present

	Mellon Residential Funding Corporation ****	Assistant Treasurer –Tax	4/14 – Present

	National Residential Assets Corp. ***	Assistant Treasurer –Tax	4/12 – Present

	New GSM Holding Corporation 	Assistant Treasurer –Tax	7/11 – Present

	Newton Capital Management LLC ***	Assistant Treasurer –Tax	10/11 – Present

	Northern Waterworks, Inc. †††	Assistant Treasurer –Tax	7/11 – Present

	NY CRE Asset Holdings II, LLC ***	Assistant Treasurer –Tax	1/12 – Present

	NY CRE Asset Holdings, LLC ***	Assistant Treasurer –Tax	1/12 – Present

	One Wall Street Corporation ***	Assistant Treasurer –Tax	11/11 – Present

	Pareto New York LLC ++	Assistant Treasurer –Tax	11/11 – Present

	PAS Holdings LLC ***	Assistant Treasurer –Tax	6/11 – Present

	Pershing Advisor Solutions LLC ###	Assistant Treasurer –Tax	6/11 – Present

	Pershing Group LLC ###	Assistant Treasurer –Tax	4/11 – Present

	Pershing Investments LLC ***	Assistant Treasurer –Tax	2/11 – Present

	Pershing LLC ###	Assistant Treasurer –Tax	4/11 – Present

	PFS Holdings, LLC ***	Assistant Treasurer –Tax	1/12 – Present

	Standish Mellon Asset Management Company LLC	Assistant Treasurer –Tax	11/14 - Present

	Stanwich Insurance Agency, Inc. ***	Assistant Treasurer –Tax	12/11 – Present

	TBC Securities Co., Inc. *	Assistant Treasurer –Tax	7/11 – Present

	TBCAM, LLC *	Assistant Treasurer –Tax	10/13 – Present

	Technology Services Group, Inc. 	Assistant Treasurer –Tax	5/11 – Present

	Tennessee Processing Center LLC 	Assistant Treasurer –Tax	9/11 – Present

	The Bank of New York Consumer Leasing Corporation ***	Assistant Treasurer –Tax	5/11 – Present

	The Bank of New York Mellon Trust Company, National Association +	Assistant Treasurer	10/13 - Present

	The Boston Company Asset Management, LLC *	Assistant Treasurer –Tax	6/11 – Present

	USPLP, Inc. ***	Assistant Treasurer –Tax	10/11 – Present

	BNY Mellon Investment Management Holdings LLC #	Assistant Vice President –Tax	12/12 – Present

	BNY Aurora Holding Corp. ***	Vice President	10/11 – Present

	Agency Brokerage Holding LLC ***	Vice President –Tax	2/11 – Present

	MBSC Securities Corporation ++	Vice President –Tax	2/12 – Present

James Bitetto Secretary	The Dreyfus Family of Funds++	Vice President and Assistant Secretary	8/05 - Present

	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is 50 Fremont Street, Suite 3900, San Francisco, California 94105.
***	The address of the business so indicated is One Wall Street, New York, New York 10286.
****	The address of the business so indicated is 3601 N. I-10 Service Road, Suite 102, Metairie, LA 70002.
*****	The address of the business so indicated is 2 North LaSalle Street, Suite 1020, Chicago, IL, 60602
******	The address of the business so indicated is 445 Park Avenue, 12th Floor, New York, NY, 10022
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA, 19462
++++	The address of the business so indicated is 500 Grant Street, Pittsburgh, PA 15258
+++++	The address of the business so indicated is 113 King Street, Armonk, NY 10504
†	The address of the business so indicated is Two Mellon Center, Suite 329, Pittsburgh, PA 15259.
††	The address of the business so indicated is 100 White Clay Center, Newark, DE 19711.
†††	The address of the business so indicated is 1633 Broadway, New York, NY, 10019
††††	The address of the business so indicated is 10877 Wilshire Blvd, #1550, Los Angeles, CA, 90024
†††††	The address of the business so indicated is 1735 Market Street, Philadelphia, PA, 19103
††††††	The address of the business so indicated is 10 Gresham Street, London, EC2V 7JD
	The address of the business so indicated is 4 New York Plaza, New York, NY, 10004
	The address of the business so indicated is 200 Connecticut Avenue, Norwalk, CT, 06854-1940
	The address of the business so indicated is One Wells Avenue, Newton, MA, 02459
	The address of the business so indicated is 65 LaSalle Road, Suite 305, West Hartford, CT, 06107
	The address of the business so indicated is 101 Barclay Street, 3rd Floor, New York, NY, 10286
	The address of the business so indicated is 1313 Broadway Plaza, Tacoma, WA, 98402
#	The address of the business so indicated is 301 Bellevue Parkway, Wilmington, DE, 19809
##	The address of the business so indicated is 780, Third Avenue, 44th Floor, New York, NY, 10017
###	The address of the business so indicated is One Pershing Plaza, Jersey City, NJ, 07399
####	The address of the business so indicated is 601 Travis Street, 17th Floor, Houston, TX, 77002
#####	The address of the business so indicated is 1201 Louisiana, Suite 3160, Houston, TX, 77002
######	The address of the business so indicated is 760 Moore Road, King of Prussia, PA, 19406-1212
#######	The address of the business so indicated is 8400 E. Prentice Ave, Greenwood Village, CO, 80111
########	The address of the business so indicated is 1290 Avenue of the Americas, New York, NY, 10104

Item 32. Principal Underwriters
(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.
2.	BNY Mellon Absolute Insight Funds, Inc.
3.	BNY Mellon Funds Trust
4.	CitizensSelect Funds
5.	Dreyfus Appreciation Fund, Inc.
6.	Dreyfus BASIC Money Market Fund, Inc.
7.	Dreyfus BNY Mellon Funds, Inc.
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus Cash Management
10.	Dreyfus Funds, Inc.
11.	The Dreyfus Fund Incorporated
12.	Dreyfus Government Cash Management Funds
13.	Dreyfus Growth and Income Fund, Inc.
14.	Dreyfus Index Funds, Inc.
15.	Dreyfus Institutional Cash Advantage Funds
16.	Dreyfus Institutional Preferred Money Market Funds
17.	Dreyfus Institutional Reserves Funds
18.	Dreyfus Intermediate Municipal Bond Fund, Inc.
19.	Dreyfus International Funds, Inc.
20.	Dreyfus Investment Funds
21.	Dreyfus Investment Grade Funds, Inc.
22.	Dreyfus Investment Portfolios
23.	The Dreyfus/Laurel Funds, Inc.
24.	The Dreyfus/Laurel Funds Trust
25.	Dreyfus Liquid Assets, Inc.
26.	Dreyfus Manager Funds I
27.	Dreyfus Manager Funds II
28.	Dreyfus Midcap Index Fund, Inc.
29.	Dreyfus Municipal Bond Opportunity Fund
30.	Dreyfus Municipal Cash Management Plus
31.	Dreyfus Municipal Funds, Inc.
32.	Dreyfus New Jersey Municipal Bond Fund, Inc.
33.	Dreyfus New York AMT-Free Municipal Bond Fund
34.	Dreyfus New York Municipal Cash Management
35.	Dreyfus New York Tax Exempt Bond Fund, Inc.
36.	Dreyfus Opportunity Funds
37.	Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.
38.	Dreyfus Premier GNMA Fund, Inc.
39.	Dreyfus Premier Investment Funds, Inc.
40.	Dreyfus Premier Short-Intermediate Municipal Bond Fund
41.	Dreyfus Premier Worldwide Growth Fund, Inc.
42.	Dreyfus Research Growth Fund, Inc.
43.	Dreyfus State Municipal Bond Funds
44.	Dreyfus Stock Funds
45.	The Dreyfus Socially Responsible Growth Fund, Inc.
46.	Dreyfus Stock Index Fund, Inc.
47.	Dreyfus Tax Exempt Cash Management Funds
48.	The Dreyfus Third Century Fund, Inc.
49.	Dreyfus Treasury & Agency Cash Management
50.	Dreyfus Treasury Securities Cash Management
51.	Dreyfus Ultra Short Income Fund
52.	Dreyfus U.S. Treasury Intermediate Term Fund
53.	Dreyfus U.S. Treasury Long Term Fund
54.	Dreyfus Variable Investment Fund
55.	General California Municipal Money Market Fund
56.	General Government Securities Money Market Funds, Inc.
57.	General Money Market Fund, Inc.
58.	General Municipal Money Market Funds, Inc.
59.	General New Jersey Municipal Money Market Fund, Inc.
60.	General New York AMT-Free Municipal Money Market Fund
61.	Strategic Funds, Inc.

(b)
Name and principal Business address	Positions and offices with the Distributor	Positions and Offices with Registrant
Kenneth Bradle**	President and Director	None
J. Charles Cardona*	Chairman of the Board and Co-Head	Executive Vice President (Money Market Funds Only)
Sue Ann Cormack†	Executive Vice President	None
Diane P. Durnin†††	Executive Vice President	None
Tracy Hopkins*	Executive Vice President	None
William H. Maresca**	Executive Vice President and Director	None
Kimberly M. Mustin†††	Chief Executive Officer and Director	None
Paul D. Nobile†††	Executive Vice President	None
Christopher D. O'Connor†††	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone*****	Executive Vice President	None
Cheryl M. Pipia†††	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	President
Bill E. Sappington*	Executive Vice President and Director	None
Brie A. Steingarten*	Chief Legal Officer and Secretary	None
Eric P. Cola*	Senior Vice President	None
Mercedes Katz**	Senior Vice President	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Jaynthi Gandhi†††	Chief Compliance Officer (Broker-Dealer Business)	None
Katherine M. Scott*	Chief Risk Officer	None
Anthony Mayo*	Chief Technology Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
Stewart Rosen*	Vice President – Facilities Management	None
Karin L. Waldmann**	Privacy Officer	None
Charles Doumar†††	Vice President – Tax	None
Timothy I. Barrett**	Vice President	None
Jill Gill*	Vice President	None
Kathleen Geis††	Vice President	None
Joseph R. Kane***	Vice President – Tax	None
Donna M. Impagliazzo**	Vice President – Compliance	None
Carla R. Wanzer**	Vice President	None
Claudine Orloski***	Vice President – Tax	None
John Shea†††	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil****	Vice President – Finance	None
William Verity****	Vice President – Finance	None
James Windels*****	Vice President	Treasurer
Ronny Santos*	Assistant Vice President	None
James Bitetto*	Assistant Secretary	Vice President and Assistant Secretary
Audrey Edwards***	Assistant Secretary	None
Susan K. Maroni***	Assistant Secretary	None
Cristina Rice***	Assistant Secretary	None
Victor R. Siclari***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is BNY Mellon Center, 500 Grant Street, Pittsburgh, PA 15258.
****	Principal business address is 101 Barclay Street, New York 10286.
*****	Principal business address is 2 Hanson Place, Brooklyn, New York 11217
†	Principal business address is 201 Columbine Street, Suite 200, Denver, CO 80206
††	Principal business address is 525 William Penn Place, Pittsburgh, PA 15259
†††	Principal business address is 225 Liberty Street, New York, NY 10286

Item 33.	Location of Accounts and Records

	1.	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

	2.	The Bank of New York Mellon One Mellon Bank Center Pittsburgh, Pennsylvania 15258

	3.	BNY Mellon Investment Servicing (US), Inc. 4400 Computer Drive Westborough, MA 01581

	4.	The Dreyfus Corporation 200 Park Avenue New York, New York 10166

	5.	The Dreyfus Corporation 2 Hanson Place Brooklyn, New York 11217

Item 34.	Management Services
Not Applicable

Item 35.	Undertakings
None

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 2nd of June, 2016.

CitizensSelect Funds

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	06/02/2016
Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial Officer and Accounting Officer)	06/02/2016
James Windels

/s/ Joseph S. DiMartino*	Chairman of the Board	06/02/2016
Joseph S. DiMartino

/s/ Francine J. Bovich*	Board Member	06/02/2016
Francine J. Bovich

/s/ J. Charles Cardona*	Board Member	06/02/2016
J. Charles Cardona

/s/ Gordon J. Davis*	Board Member	06/02/2016
Gordon J. Davis

/s/ Isabel P. Dunst*	Board Member	06/02/2016
Isabel P. Dunst

/s/ Robin A. Melvin*	Board Member	06/02/2016
Robin A. Melvin

/s/ Nathan Leventhal*	Board Member	06/02/2016
Nathan Leventhal

/s/ Roslyn M. Watson*	Board Member	06/02/2016
Roslyn M. Watson

/s/ Benaree Pratt Wiley*	Board Member	06/02/2016
Benaree Pratt Wiley

*BY:	/s/ Maureen E. Kane
Maureen E. Kane Attorney-in-Fact